Share based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share based compensation
Schedule of the number and weighted average exercise prices of options

		Weighted-	Weighted-
	Number of	average	average grant
	options	exercise price	date fair value
		RMB	RMB
Outstanding as of 1 January 2020	5,940,452	0.007	28.01
Vested during the year (note)	(3,447,048)
Outstanding as of 31 December 2020	2,493,404	0.007	28.01
Vested during the year (note)	(1,222,959)
Outstanding as of 31 December 2021	1,270,445	0.007	28.01

Schedule of assumptions used to determine fair value of share options

Risk free interest rate	2.2%
Expected dividend yield	0
Expected volatility	57.87%
Exercise multiples	2.2
Contractual life	10

Schedule of share options outstanding and weighted average remaining contractual life

			Share options as of
Grant date	Expiry date	Exercise price	31 December 2021

1 June 2019	31 May 2029	US$0.001	1,270,445
Weighted average remaining contractual life of options outstanding at end of period:			7.42